Supplementary Income and Expense Information (Supplementary Income and Expense Information) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplementary Income and Expense Information
Shipping and handling costs	¥ 140,240	¥ 124,019	¥ 148,145
Advertising expense	31,170	28,877	38,598
Maintenance and repairs	80,878	72,065	78,242
Rent	131,533	142,077	148,401
Research and development expense	¥ 395,180	¥ 372,470	¥ 416,517